GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.4 - Schedule 3

Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Brwr 2 Occupation	Brwr 2 Yrs on Job	Total Monthly Income	B1 Citizenship Status	B2 Citizenship Status	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx	xx	xx	QM/Non-HPML	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   Initial Closing Disclosure is missing in this package.

xx - Received Initial LE & this resolves the condition.

*** (CURED) Credit report >90 days old at closing - EV R
COMMENT:   The credit report is dated xx which is more than 90 days of closing date xx. As per guidelines credit report within 120 days acceptable but credit report is more than 120 days from closing date.

xx - Received updated credit report with xx with LOE for recent credit inquires. This resolves the condition.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   Final 1008 with income calculation is missing in file.

															xx - Received final 1008 & resolves the condition.			The Appraiser Has Provided 3 Comparables To Supoort xx, The Appraisal Has Been Marked As-Is On xx With The Appraised Value Of xx		PUD	xx	xx	xx	Primary	Refinance	xx	4.67	xx	6.17	xx	3.42	xx	xx	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No								PUD	xx	xx	xx	Secondary	Purchase	xx	0.2	xx	9.58	xx	25	xx	xx	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%	No	Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Appraisal value supported by 4 comps		PUD	xx	xx	xx	Primary	Cash Out	xx	6	xx	21	Not Applicable	Not Applicable	xx	xx	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee addition on Final CD dated xx. The Final CD shows an added fee of Appraisal Re-inspection fee at xx. Which did not appear on previous LE. And Appraisal Fee xx reflects on final CD, which was Initial LE dated xx reflects the Appraisal Fee at xx. Those fees are increase of xx (xx + xx) for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Valid COC required to clear violation.

NOT RESOLVED xx : The provided COC is not valid - That both appraisal fees increase is disclosed on the xx dated COC but not any disclosure is provided within 3 days of that xx dated COC .

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Missing Initial CD

xx: The copy of Initial Closing disclosure provided resolves the condition.

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT:   Subject transaction is paying off a HELOC that is not included in the CLTV/HCLTV calculation. The loan file is missing evidence the HELOC has been closed.

															xx: A copy of letter to close HELOC provided resolves the condition.					Single Family	xx	xx	xx	Primary	Cash Out	xx	8	xx	11	Not Applicable	Not Applicable	xx	xx	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Refinance	xx	2.3	xx	11	Not Applicable	Not Applicable	xx	xx	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	3	1	1	1	1	No	No	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is xx.

xx - Received PC CD with lender credit of xx & its been refunded to the borrower. Copy of refund check has been received & resolves the condition.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee increased on CD dated xx. LE dated xx reflects a Loan Origination Fee at xx, however, CD dated xx reflects a Loan Origination Fee at xx.  This is a fee increase of xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   The Initial Closing Disclosure was not found in the file.

xx: The copy of Initial Closing disclosure provided resolves the condition.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   1008 was not found in the file.

															xx: The copy of 1008 document provided resolves the condition.			Collateral Underwriter Risk Score is 2.3		Single Family	xx	xx	xx	Primary	Refinance	xx	19.6	xx	11	Not Applicable	Not Applicable	xx	xx	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Supports value		Single Family	xx	xx	xx	Primary	Refinance	xx	1.6	xx	24	xx	2	xx	xx	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Value is supported by comparables.	Loan review completed.	PUD	xx	xx	xx	Primary	Refinance	xx	2.42	xx	22	Not Applicable	Not Applicable	xx	xx	Not Applicable	Mos Reviewed:30 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	3	1	1	1	1	No	No			*** (CURED) Missing Appraisal - EV R COMMENT: Missing full appraisal report.				Loan review completed.	Single Family	xx	xx	xx	Primary	Cash Out	xx	15.46	xx	12	xx	12	xx	xx	xx	Mos Reviewed:21 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx%		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	3	2	2	1	1	No	No	*** (CURED) Payment history document is missing. - EV R
COMMENT:   Missing evidence of PITIA for property located at xx.

xx: A copy of Tax document provided resolves the condition.

*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title Commitment in file reflects title insurance of xx which is less than loan amount of xx.  Will need updated Title Commitment or Final Title Policy to cure.

xx: A copy of Title commitment provided resolves the condition.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   1. Missing Verification of Self Employment for all Borrowers Businesses, VOE for xx is in the loan file. 2. Missing signed xx.  Missing xx years of tax transcripts for the Borrower's businesses.

xx: A copy of supporting documents provided resolves the conditions, However provided the signed tax transcript document is for the year xx. Signed document is required for the year xx. Condition not resolved for "Missing signed xx".

*** CURED) Missing or error on the Rate Lock Document - EV R
COMMENT:   Missing evidence of rate lock from loan file.

RESOLVED: A copy of the evidence from the time the loan was locked is provided.

*** (CURED) No evidence of required debt payoff - EV R
COMMENT:   Missing evidence for property located at xx is free and clear.

															xx: A copy of supporting document provided resolves the condition.	*** (Waived) Loan does not conform to program guidelines - EV W COMMENT: Loan does not meet Reserve requirements due to using business bank accounts. Guidelines require personal bank accounts to meet reserve requirements. File contains guideline exception for using business bank account however it does not reflect if it was approved or denied.	Low LTV / CLTV xx / xx	Value support by comps. No adverse conditions noted		PUD	xx	xx	xx	Primary	Refinance	xx	2.25	xx	23	Not Applicable	Not Applicable	xx	xx	Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx%		Full Documentation	QC Complete	xx